Staff costs (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Staff Costs
Wages and salaries	£ 900	£ 811	£ 1,054
Defined contribution pension cost	39	68	59
Payments made to third parties	142	142	142
Social security contributions and similar taxes	77	97	152
Benefits in kind	3	3	2
Share based payment	(92)	388	184
Key management personnel compensation	£ 1,069	£ 1,509	£ 1,593